Commitments and Contingencies - Additional Information (Detail)	3 Months Ended		1 Months Ended										0 Months Ended		3 Months Ended	1 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 20, 2013 Semi Refrigerated	Jul. 18, 2013 Semi Refrigerated USD ($) Carriers	Jul. 18, 2013 Semi Refrigerated Minimum	Jul. 18, 2013 Semi Refrigerated Maximum	Dec. 20, 2013 Ethylene Semi Refrigerated USD ($) m3 Vessel	Jul. 18, 2013 Ethylene Semi Refrigerated m3 Carriers	Apr. 25, 2012 Ethylene Semi Refrigerated USD ($) m3 Carriers	Jul. 18, 2013 Liquefied Gas Segment Semi Refrigerated m3 Carriers	Jul. 18, 2013 Liquefied Gas Segment Options Exercised Semi Refrigerated USD ($) m3 Option	Dec. 20, 2013 Ethane Capable GAs Carrier Options Exercised Semi Refrigerated USD ($)	Apr. 23, 2014 Subsequent Event Ethane Capable GAs Carrier Options Exercised USD ($) m3	Apr. 23, 2014 Subsequent Event Ethane Capable GAs Carrier Options Exercised Semi Refrigerated	Mar. 31, 2014 Chartered In	Mar. 30, 2012 London Operation USD ($)	Mar. 30, 2012 London Operation GBP (£)	Dec. 31, 2012 New York USD ($)
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year																$ 515,000	£ 321,850	$ 231,990
Lease term																10 years	10 years	5 years
Lease term, mutual break clause																5 years	5 years
Lease expiration date															Dec. 31, 2014			Jun. 30, 2017
Gas carrier cargo capacity							35,000	21,000	21,000	22,000	22,000		35,000
Number of gas carriers to be purchased				5				1	4	2
Future cost of carriers to be constructed				138,000,000			77,400,000		200,000,000			78,400,000
Expected Delivery Of Vessels									The first vessel is scheduled to be delivered in May 2014 followed by a vessel delivery approximately each two months thereafter.
Payment for property plant and equipment	$ 284,895	$ 123,543,397									$ 44,000,000		$ 235,200,000
Number of options to construct vessels											2
Number of vessels to be constructed under option agreement							3
Expected Delivery Of Vessels, month and year			2016-04		2015-03	2016-03							2016-04
Option exercised date														Apr. 23, 2014